Short-Term Investments (Details) - Schedule of Fair Value of the Investments Classified as a Level 3 Measurement - Level 3 [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fair Value of the Investments Classified as a Level 3 Measurement [Line Items]
Fair value of Level 3 investments at beginning of the year	¥ 58,223
Investment made		87,885
Transfer from Level 2 investments	57,867
Redemption	(116,270)	(36,028)
Gain/(loss)	1,274	401
Exchange adjustment	(1,094)	5,965
Fair value of Level 3 investments at end of the year		¥ 58,223